Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                   August 9, 2016


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Lark Street Acquisition Corporation

Greetings:

     I attach for filing the Lark Street Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Crow Street Acquisition Corporation
	Dove Street Acquisition Corporation
	Finch Street Acquisition Corporation
	Hawk Street Acquisition Corporation
	Heron Street Acquisition Corporation
	Robin Street Acquisition Corporation
	Starling Street Acquisition Corporation
	Sparrow Street Acquisition Corporation
	Wren Street Acquisition Corporation



	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563